Bank Borrowings	12 Months Ended
Dec. 31, 2018
Bank Borrowings
Bank Borrowings

8. Bank Borrowings

The Group's bank borrowings consisted of the following:

	As of December 31,
	2017	2018
	US$	US$
Short-term borrowings	1,951,062	—
Long-term borrowings, current portion	1,242,319	—
Total	3,193,381	—

In July 2016, the Group entered into a credit facility agreement with a commercial bank. The total credit available under this facility is US$6,000,000, of which US$2,000,000 designated for borrowings with maturity up to 12 months (“short‑term borrowings”) and the remaining US$4,000,000 designated for a maturity up to 24 months (“long‑term borrowings”).

The short‑term borrowings under this facility bear interest at a rate per annum equal to the prevailing base lending rate for 6 months as announced by the People’s Bank of China (“PBOC”) plus 1.31%. The weighted average interest rate of short‑term borrowings was 5.66% in the year ended December 31, 2017.

The long‑term borrowings under this facility bear interest at a rate per annum equal to the prevailing base lending rate for one year as announced by the PBOC plus 1.43%. The weighted average interest rate of long‑term borrowings was 6.18% in the year ended December 31, 2017.

All the bank borrowing was fully repaid as of December 31, 2018.

As of December 31, 2017 and 2018, the total available credit amount under facilities were US $6,000,000 and US $10,000,000, respectively.